Financial income - Additional information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022 EUR (€) € / $	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€) € / $	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 € / $
Financial income expense [Line items]
Exchange differences	€ 4,955,000	€ 15,000	€ 11,045,000	€ 57,000
Closing rate of EUR/USD | € / $	0.980200		0.980200		1.13260
Interest income relates to the USD term accounts	€ 79,000		€ 192,000